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Aquila Tax-Free Trust of Oregon
Aquila Tax-Free Trust of Oregon
Investment Objective
The Fund’s objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class A Shares, you may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and under "Alternative Purchase Plans” on page 57 of the Fund's Prospectus, "Sales Charges - Class A Shares” on page 59 of the Prospectus, “Broker-Defined Sales Charge Waiver Policies” on page 94 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 78 of the Statement of Additional Information (the “SAI”).  If you invest in Class F Shares or Class Y Shares, you may be required to pay a commission to a broker, which is not reflected in the Expense Example.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aquila Tax-Free Trust of Oregon	Class A		Class C	Class F	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial front-end sales charge but may pay a contingent deferred sales charge of up to 0.50 of 1% for redemptions within one year of purchase and up to 0.25 of 1% for redemptions during the second year after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - Aquila Tax-Free Trust of Oregon		Class A	Class C	Class F	Class Y
Management Fee		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.15%	1.00%	none	none
Other Expenses	[1]	0.22%	0.22%	0.20%	0.22%
Total Annual Fund Operating Expenses		0.77%	1.62%	0.60%	0.62%
Total Fee Waivers and/or Reimbursement	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waivers and Reimbursements	[2]	0.76%	1.61%	0.59%	0.61%
[1]	Restated to reflect current fees.
[2]	The Manager has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.40 of 1% of net assets of the Fund up to $400,000,000; 0.38 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.36 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2021. Prior to September 30, 2021, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aquila Tax-Free Trust of Oregon - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	475	636	811	1,316
Class C	265	511	881	1,485
Class F	61	192	335	750
Class Y	63	199	346	774

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aquila Tax-Free Trust of Oregon | Class C | USD ($)	165	511	881	1,485

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2020, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Oregon state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities; these obligations may also include certain other governmental issuers.  We call these “Oregon Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Oregon Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Oregon Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Fund’s Oregon Obligations must be of investment grade quality. This means that they must either

*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

*	if unrated, be determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser selects obligations for the Fund’s portfolio in order to achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
You may lose money by investing in the Fund.  Following is a summary description of certain risks of investing in the Fund.

Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty.  Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts.  These conditions may continue, recur, worsen or spread.  Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.  U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels.  U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Recent Events.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.  The maturity of a security may be significantly longer than its effective duration.  A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Changes in actual or perceived creditworthiness may occur quickly.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Oregon and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Oregon and other municipal issuers in which the Fund may invest.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  The strength of the Oregon economy will be affected by, among other factors, the strength of the national and global economies, federal fiscal, monetary and trade policies, geopolitical risks, and business and consumer uncertainty related to these issues.  The COVID-19 pandemic dramatically altered the public health environment in Oregon and has had a significant effect on Oregon’s economy (including increasing public and private health emergency response costs and reducing sources of State and local revenues), and consequently is expected to materially adversely impact the financial condition of the State.  Oregon is in a recession and the downturn is expected to be severe.  The strength of residential construction is important to the Oregon economy due to wood products production.  Oregon’s debt levels are high in relation to its economic base.  The state is highly vulnerable to budgetary strain due to its high reliance on volatile income taxes.  Oregon is facing a revenue shortfall and significant long-term pension liabilities.  The Oregon Public Employees Retirement System (“PERS”) Board has increased public employers’ contribution rates to address the unfunded liability.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods a number of municipal issuers in the U.S. have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Fund’s Oregon Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase.  Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.  The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).  In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities.  Issuers may be more likely to prepay their securities if interest rates fall.  If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Extension Risk.  If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market.  This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  These differences may increase significantly and affect Fund investments more broadly during periods of market volatility.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology.  The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.  The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Sub-Adviser, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, or result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

Non-Diversification Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more risky than a more geographically diverse fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1000 (toll-free).

The Fund acquired the assets and liabilities of Aquila Tax-Free Trust of Oregon (the Predecessor Fund) on June 26, 2020.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to June 26, 2020, is the performance of the Predecessor Fund.

ANNUAL TOTAL RETURNS – as of December 31 Class Y Shares – 2010-2019

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.81% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.92% (quarter ended December 31, 2016).

The year-to-date (from January 1, 2020 to June 30, 2020) total return for Class Y Shares was 3.04%.

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Returns - Aquila Tax-Free Trust of Oregon	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class A	0.91%	1.36%	2.76%
Class C	3.23%	1.33%	2.30%
Class F	5.21%			5.70%	Nov. 30, 2018
Class Y	5.27%	2.35%	3.33%
After Taxes on Distributions | Class Y	5.28%	2.35%	3.32%
After Taxes on Distributions and Sale of Fund Shares | Class Y	4.03%	2.39%	3.27%
Bloomberg Barclays Quality Intermediate Municipal Bond Index. (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	5.88%	2.71%	3.37%	4.95%	Nov. 30, 2018
[1]	Inception date - November 30, 2018

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  (Please note that an investment in shares of the Fund may not be suitable for you if you are investing through a tax-deferred account).  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.